Plan Description	12 Months Ended
Dec. 31, 2025
Trustmark 401(k) Plan [Member]
Plan Description [Abstract]
Plan Description
Note 1. Plan Description

The following description of the Trustmark 401(k) Plan (the "Plan") provides only general information. Participants should refer to the Plan agreement for a more complete description of the Plan's provisions.

General

The Plan is a defined contribution plan established for the associates of Trustmark Corporation (the "Company") and certain other associated companies. The Plan is subject to the provisions of the Employee Retirement Income Security Act ("ERISA") of 1974, as amended.

Eligibility

The Plan provides eligibility for participation in elective deferrals by associates on the first day of the month after one month of employment.

Plan Administration

Empower Retirement refers to the products and services offered in the retirement markets by Empower Annuity Insurance Company of America (“EAICA”), formerly known as Great-West Life & Annuity Insurance Company (“GWL&A”). Empower Trust Company, LLC is a subsidiary of EAICA and is the custodian of the Plan’s assets. The Plan administrator and sponsor is Trustmark Corporation, parent company of Trustmark Bank. All trustee functions related to the employer stock held by the Plan are handled by Newport Trust Company and all trustee functions related to all other Plan investments are handled by Empower Trust Company.

Participant Contributions

The Plan allows participants to make voluntary before‑tax salary deferral contributions, through payroll deductions, to separately invested funds in accordance with Section 401(k) of the Internal Revenue Code ("IRC"). If certain requirements of IRC Section 401(k) are not met in Plan operation, the salary deferral agreements of participants may, on a nondiscriminatory and uniform basis, be amended or revoked to preserve the qualified status of the Plan.

All newly eligible participants are automatically enrolled in the Plan unless they affirmatively elect not to participate in the Plan or elect to participate at a different rate. Automatically enrolled participants have their initial deferral rate set at 3% of their eligible compensation. The deferral rate automatically increases by 1% annually up to a maximum deferral rate of 6%.

Participants may elect to contribute through the Roth 401(k) contribution option on an after-tax basis. The Roth 401(k) contributions qualify for matching contributions and are otherwise subject to the same combined dollar limits applicable to pre-tax contributions.

Participants may elect to contribute up to 75 percent of eligible compensation each period, subject to regulatory limitations. Any excess contributions must be returned to the applicable participant by March 15 of the calendar year following the year of excess contributions. The Plan allows for rollover contributions from individual retirement accounts or other qualified plans.
Provisions of the Plan allow participants who were age 50 years or older by the end of the calendar year to make catch‑up contributions to the Plan. Catch‑up contributions represent associate compensation deferrals in excess of certain Plan limits and statutory limits, including Internal Revenue Service ("IRS") annual deferral limits.

Employer Contributions

Full-time and part-time associates are eligible to receive the safe harbor matching contribution on the first day of the month following one month of service. Eligible participant contributions are matched by the employer at a rate of 100 percent of the first 6 percent of covered compensation. The employer may also make discretionary contributions. No discretionary contributions were made for the years ended December 31, 2025 and 2024.

Participant Accounts

Each participant's account is credited with the participant's contributions and allocations of (a) the Company's contributions and (b) Plan earnings (losses) and charged with an allocation of administrative expenses. Allocations are based on participant compensation deferrals or account balances, as defined.

Investment Options

Participants may direct investments of their account balance among several investment options.

The Plan provides participants the opportunity to annually elect whether cash dividends paid on employer stock will be invested in shares of employer stock within the individual participant's account or be paid to the participant in cash.

Vesting

Participants are immediately vested in their voluntary contributions, all employer contributions made on their behalf and the investment earnings and losses thereon.

Payment of Benefits

On retirement, death, disability or termination of service, a participant may elect to receive a lump‑sum distribution equal to the total of his or her account balance or in installments. In addition, hardship distributions are permitted if certain criteria are met.

Notes Receivable from Participants

Participants may borrow from their vested account balance a minimum of $1,000 up to a maximum of $50,000 or 50% of their account balance, whichever is less. The loans are secured by the balance in the participant’s account and bear interest at commercially reasonable rates as determined under the Plan. On December 31, 2025, the interest rate on all outstanding participant loans was from 4.25% to 9.50% with maturity dates ranging from January 2026 to May 2040.
Principal and interest payments occur ratably through regular payroll deductions and over a period not to exceed five years unless the notes receivable were used to purchase a primary residence in which case the notes receivable term may exceed five years.

Plan Termination

Although it has not expressed any intent to do so, the Company has the right under the Plan to discontinue its contributions at any time and to terminate the Plan subject to the provisions of ERISA. However, no such action may deprive any participant or beneficiary under the Plan of any vested benefit.